ACQUISITION OF BUSINESSES - Business Services - Facilities Management (Details) - USD ($)			12 Months Ended
	Dec. 31, 2016	Aug. 01, 2016	Dec. 31, 2016	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill	$ 1,152,000,000		$ 1,152,000,000	$ 1,554,000,000
Business services
Disclosure of detailed information about business combination [line items]
Goodwill	$ 238,000,000		238,000,000	$ 579,000,000
Business services | US Data Center Facility Management Services Provider
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		85.00%
Consideration transferred, acquisition-date fair value		$ 9,000,000
Proportion of ownership interest in subsidiary		24.00%
Acquisition-related costs (less than)		$ 1,000,000
Goodwill		22,000,000
Goodwill expected to be deductible for tax purposes		$ 0
Revenue of acquiree since acquisition date			27,000,000
Profit (loss) of acquiree since acquisition date			2,000,000
Revenue of acquiree as if combination occurred at beginning of period			37,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period			$ 1,000,000
Business services | Canadian Real Estate Facility Management Business
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%		100.00%
Consideration transferred, acquisition-date fair value	$ 10,000,000		$ 10,000,000
Proportion of ownership interest in subsidiary	26.00%
Acquisition-related costs (less than)	$ 1,000,000
Goodwill	17,000,000		17,000,000
Goodwill expected to be deductible for tax purposes	$ 0		0
Revenue of acquiree as if combination occurred at beginning of period			233,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period			$ 8,000,000